Basic and diluted earnings (loss) per share - Effects of Dilutive Securities Excluded From Computation of Diluted Loss Per Share Due to Anti-Dilutive Effect (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RSUs
Basic and diluted earnings (loss) per share
Weighted-average of shares	56,321,537	30,741,795	0
Share options
Basic and diluted earnings (loss) per share
Weighted-average of shares	60,000,000	144,000,000	114,000,000
Convertible Preferred Shares
Basic and diluted earnings (loss) per share
Weighted-average of shares	417,588,975	0	0